ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES
Schedule of accrued expenses

	December 31,
	2018	2017
	(In millions)
Accrued payroll and benefits	$187.1	$183.3
Accrued other liabilities	135.1	153.9
Accrued expenses	$322.2	$337.2